Schedule of rental agreement with related party (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Director Quarter [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rental payment	$ 38	$ 300	$ 300
Hong Kong Office [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rental payment	$ 38	$ 300	$ 300